RELATED PARTIES TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Stock option expense	$ 0	$ 60,000	$ 0
Consulting fees for services	145,396	376,100	$ 294,502
Former Director
Disclosure of transactions between related parties [line items]
Stock option expense	0	34,500
Consulting fees for services	$ 0	$ 19,125